Leases - Summary of Maturities of Operating and Financing Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating
2025	$ 11,184
2026	8,582
2027	5,461
2028	3,972
2029	3,051
Thereafter	14,904
Total lease payments	47,154
Less: Imputed interest	(16,326)
Present value of lease liabilities	30,828	$ 31,919
Financing
2025	63
2026	30
2027	8
2028	1
2029	0
Thereafter	0
Total lease payments	102
Less: Imputed interest	(8)
Present value of lease liabilities	94	$ 215
Total
2025	11,247
2026	8,612
2027	5,469
2028	3,973
2029	3,051
Thereafter	14,904
Total lease payments	47,256
Less: Imputed interest	(16,334)
Present value of lease liabilities	$ 30,922